SUBSEQUENT EVENTS (Details)	Feb. 21, 2025	Jun. 17, 2024	Jun. 14, 2024	Jan. 29, 2024	Apr. 21, 2023
Subsequent Events [Abstract]
Reverse stock split	0.0588	0.0769	0.0769	0.1429	0.0333